Financial Instruments - Interest Rate Risk (Details) - Interest rate risk - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Financial assets	$ 184,669	$ 204,747
Financial liabilities	68,422	134,604
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Financial assets	56,357	42,426
Financial liabilities	$ 381,599	$ 434,898